Related-Party Disclosures - Transactions with Joint Ventures (Details) - Joint ventures - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [Line Items]
Sales to related parties	$ 33.4	$ 40.2
Distributions paid	2.5	0.9
Amounts owed by related parties	$ 4.3	$ 8.9